Redeemable Convertible Preferred Shares and Capital Deficiency - Schedule of Share Option Plan Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding	306,956	324,353
Weighted Average Exercise Price, Outstanding	$ 6.35	$ 1.59
Aggregate Intrinsic Value, Outstanding	$ 9,351
Number of Options, Granted	968,000	192,800
Weighted Average Exercise Price, Granted		$ 8.61
Aggregate Intrinsic Value, Granted		$ 5,438
Number of Options, Forfeited and expired	49,537	35,148
Weighted Average Exercise Price, Forfeited and expired		$ 6.31
Number of Options, Exercised		(175,049)
Weighted Average Exercise Price, Exercised		$ 0.02
Aggregate Intrinsic Value, Exercised		$ 3,931
Number of Options, Outstanding		306,956	324,353
Weighted Average Exercise Price, Outstanding		$ 6.35	$ 1.59
Aggregate Intrinsic Value, Outstanding		$ 9,351
Number of Options, Exercisable		174,699
Weighted Average Exercise Price, Exercisable		$ 5.41
Aggregate Intrinsic Value, Exercisable		$ 5,486	$ 5,742
Weighted average remaining contractual term (years) of outstanding grants		8 years 2 months 1 day	8 years 4 months 17 days
Weighted average remaining contractual term (years) of exercisable grants		7 years 7 months 9 days	8 years 2 months 1 day
Aggregate Intrinsic Value, outstanding		$ 9,351	$ 8,394
Aggregate Intrinsic Value, exercisable		$ 5,486	$ 5,742